Share capital - The changes in warrants (Details) - Warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning	20,603,396	22,369,718
Number of warrants, Warrants issued	0
Number of warrants, Warrants exercised	(187,500)	(1,116,322)
Number of warrants expired	0	(650,000)
Number of warrants, Warrants outstanding, ending	20,415,896	20,603,396
Weighted average exercise price, Warrants outstanding, beginning	$ 4.64	$ 5.03
Weighted average exercise price, Warrants issued	0.00	19.93
Weighted average exercise price, Warrants exercised	0.80	3.26
Weighted average exercise price, Warrants expired	0.00
Weighted average exercise price, Warrants outstanding, ending	$ 4.68	$ 4.64